Note 13 - Commitments and Contingencies (Details) (USD $)	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Proceeds from Legal Settlements	$ 0
Loss Contingency, Pending Claims, Number	0